Equity share capital and share premium - Treasury shares (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 $ / shares	Mar. 31, 2017 INR (₨) ₨ / shares shares
Amount
Balance at beginning of the year		₨ 225,279	₨ (3,189,569)		₨ (441,058)
Own shares acquired					11,219
Vesting of options		(51)	(8,340)		(11,969)
Balance at end of the year	$ (34,401)	₨ (2,379,170)	₨ 225,279		₨ (3,189,569)
Treasury shares
Number of shares
Balance at beginning of the year | shares	27,900	27,900	63,771
Vesting of options | shares	(26,901)	(26,901)	(35,871)
Balance at end of the year | shares	999	999	27,900		63,771
Amount
Balance at beginning of the year		₨ 30,084	₨ 54,371
Issue of shares					₨ 50,382
Own shares acquired					11,219
Vesting of options		(18,215)	(24,287)		(7,230)
Balance at end of the year		₨ 11,219	₨ 30,084		₨ 54,371
Number of shares bought back | shares					17,893
Price per shares of shares repurchased during the year | (per share)				$ 9.35	₨ 627.01